Tax	6 Months Ended
Jun. 30, 2026
Tax [Abstract]
TAX
13.	TAX

The Cayman Islands and the BVI

The Company was incorporated in the Cayman Islands and several of its wholly-owned subsidiaries were incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands and the BVI.

Hong Kong

According to the Tax (Amendment) (No. 3) Ordinance 2018 published by the Hong Kong government, effective April 1, 2018, under the two-tiered profits tax regime, the profits tax rate for the first HKD2 million of assessable profits is 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (“IRO”)) for corporations. The Group was not subject to Hong Kong profits tax for any of the periods presented as it did not have assessable profits during such periods.

United States

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”) which significantly changed previous U.S. tax laws, including a reduction of corporate income tax rate from 35% to 21% and a one-time transition tax on deemed repatriation of undistributed foreign earnings.

The Company’s U.S. subsidiaries file income tax returns with the Internal Revenue Service and are subject to income tax examinations by the IRS and applicable state tax authorities.

For the six months ended June 30, 2025 and 2026, the U.S. federal statutory corporate income tax rate applicable to the Group’s U.S. subsidiaries was 21%. The Company’s U.S. subsidiaries are incorporated and operate in the California and are subject to the California corporate franchise tax at a statutory rate of 8.84% for the six months ended June 30, 2025 and 2026.

The IRS generally may examine tax returns filed within the preceding three years. However, in cases where a substantial understatement of income is identified, the statute of limitations may be extended to six years.

Europe

The Company’s subsidiaries, which were mainly incorporated in European Union (“EU”) countries, such as the Netherlands, Italy, and France, are subject to enterprise income tax on their respective taxable income as determined under the applicable tax laws and accounting standards at rates ranging from 16.5% to 28%.

The PRC

Generally, the Company’s subsidiaries that are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

In accordance with the implementation rules of the Enterprise Income Tax Law of the PRC (the “EIT Law”), a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity may re-apply for the HNTE certificate when the prior certificate expires. The Company’s subsidiary, Jiangxi Yibo, is qualified as an HNTE and renewed its HNTE certificate in 2025, which will expire on October 29, 2028. Accordingly, for the six months ended June 30, 2025 and 2026, Jiangxi Yibo was eligible to enjoy a preferential tax rate of 15% under the EIT Law.

As a result of the above preferential income tax rate, the aggregate tax savings of the Group were $846 and $132 for the six months ended June 30, 2025 and 2026, respectively.

The Group’s loss before income tax expense consisted of:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
PRC	$(8,121)	$(999)
Non-PRC	289	324
Loss before income tax expense	$(7,832)	$(675)

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Current income tax expense	$(212)	$(347)
Deferred income tax benefit/(expense)	5	(18)
Total income tax expense	$(207)	$(365)

The PRC

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	(0.05)%	(1.66)%
Additional deduction of qualified R&D expenditures	5.25%	55.03%
Effect of tax holiday and preferential tax rate	(10.80)%	(19.48)%
Changes in valuation allowance	(22.12)%	(114.30)%
Effect of income tax rate differences in jurisdictions other than the PRC	0.08%	1.28%
Effective income tax rate	(2.64)%	(54.13)%

*	The PRC statutory tax rate is used because the Group’s headquarters and primary management activities are located in PRC.

In accordance with the updated requirements of ASU No. 2023-09 for the six months ended June 30, 2026, a reconciliation between the statutory rate and the Group’s effective income tax rate is as follows (in thousands, except percentages):

	For the six months ended June 30, 2026
	Amount	Percent
Statutory rate	$169	25.00%
Foreign tax effects
North America
Statutory tax rate difference between North America and Chinese mainland	(5)	(0.74)%
Europe
Statutory tax rate difference between Europe and Chinese mainland	8	1.19%
Other foreign jurisdictions	6	0.83%
Changes in valuation allowance	(772)	(114.30)%
Non-deductible items	(11)	(1.66)%
Additional deduction of qualified R&D expenditures	372	55.03%
Effect of preferential tax rate of HNTE	(132)	(19.48)%
Effective income tax rate	$(365)	(54.13)%

The per share effect of the tax holiday was as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Tax holiday effect	$846	$132
Effect of tax holiday on basic net income per share	0.02	-
Effect of tax holiday on diluted net income per share	0.02	-

As of December 31, 2025 and June 30, 2026, the significant components of the deferred tax assets and deferred tax liability were summarized below:

	As of December 31, 2025	As of June 30, 2026
		(Unaudited)
Allowance for inventories and others	$307	$353
Net operating loss carried forward	2,759	3,427
Total deferred tax assets	3,066	3,780
Valuation allowance	(2,867)	(3,581)
Deferred tax assets, net of valuation allowance	$199	$199

Deferred tax liability:
Accelerated tax depreciation and others	$(447)	$(465)
Total deferred tax liability	$(447)	$(465)
Deferred tax liabilities, net	$(248)	$(266)

Pursuant to the disclosure requirements of ASU 2023-09, the following table summarizes income taxes paid, net of refunds, by jurisdiction:

For the six months ended June 30, 2026
Asia	$26
Europe	6
Total income taxes paid (net of refunds)	$32